Income Taxes - Reconciliation of Statutory Income Tax Rate to Average Effective Tax Rate (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of income taxes [Line Items]
Applicable tax rate	30.20%	30.40%	30.40%
Average effective tax rate	30.90%	(1.20%)	32.50%
United States [member]
Disclosure of income taxes [Line Items]
Applicable tax rate	21.00%	35.00%
Average effective tax rate		31.55%
Decrease in income tax expenses		¥ 346,129